Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2022
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Summary of Depreciation, Amortization and Impairment losses
a)	The detail of depreciation and amortization for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the years ended December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Depreciation	(215,986,710)	(198,700,349)	(215,581,938)
Amortization	(22,286,241)	(12,227,307)	(14,375,081)
Total	(238,272,951)	(210,927,656)	(229,957,019)
For the years ended December 31,